Federated Hermes Capital Income Fund
A Portfolio of Federated Hermes Income Securities Trust
CLASS A SHARES (TICKER CAPAX)
CLASS C SHARES (TICKER CAPCX)
CLASS F SHARES (TICKER CAPFX)
CLASS R SHARES (TICKER CAPRX)
INSTITUTIONAL SHARES (TICKER CAPSX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2023
Effective June 1, 2023, Linda Bakhshian no longer serves as a portfolio manager of the Fund. Accordingly, please remove all references to Ms. Bakhshian. In addition, effective June 1, 2023, Steve A. Chiavarone and Stephen Gutch will serve as senior portfolio managers of the Fund. The remaining members of the portfolio management team will continue to manage the Fund.
Under the section entitled “FUND SUMMARY INFORMATION” in the sub-section entitled “FUND MANAGEMENT,” please add the following information:
“Steven A. Chiavarone, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2023.
Stephen K. Gutch, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2023.”
May 30, 2023

Federated Hermes Capital Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455995 (5/23)
© 2023 Federated Hermes, Inc.

Federated Hermes Capital Income Fund
A Portfolio of Federated Hermes Income Securities Trust
CLASS A SHARES (TICKER CAPAX)
CLASS C SHARES (TICKER CAPCX)
CLASS F SHARES (TICKER CAPFX)
CLASS R SHARES (TICKER CAPRX)
INSTITUTIONAL SHARES (TICKER CAPSX)

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2023
Effective June 1, 2023, Linda Bakshian no longer serves as a portfolio manager of the Fund. Accordingly, please remove all references to Ms. Bakhshian. In addition, effective June 1, 2023, Steven A. Chiavarone and Stephen Gutch will serve as senior portfolio managers of the Fund. The remaining members of the portfolio management team will continue to manage the Fund.
1. Under the section entitled “FUND SUMMARY INFORMATION” in the sub-section entitled “FUND MANAGEMENT,” please add the following information:
“Steven A. Chiavarone, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2023.
“Stephen K. Gutch, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2023.”
2. In the section entitled “PORTFOLIO MANAGEMENT INFORMATION,” please make the following changes.
Effective on June 1, 2023, please remove all references to Ms. Bakhshian.
Accordingly, please also delete the first introductory sentence and replace it with the following:
“Steven A. Chiavarone, Stephen K. Gutch and Michael Jura are the portfolio managers responsible for managing the Fund’s equity portfolio.”
Effective June 1, 2023, please add the following information for Steven A Chiavarone and Stephen K. Gutch:
“Steven A. Chiavarone
Steven A. Chiavarone, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2023.
Mr. Chiavarone is jointly responsible for the investment strategy, asset allocation and equity security selection of the Fund. He has been with the Adviser or an affiliate since 2007; has worked in investment management since 2006; and has managed investment portfolios since 2013. Education: B.A., Drew University.
Stephen K. Gutch
Stephen K. Gutch, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2023.
Mr. Gutch is jointly responsible for the investment strategy, asset allocation and equity security selection of the Fund. He has been with the Adviser or an affiliate since 2008; has worked in investment management since 1995; and has managed investment portfolios since 2006. Education: B.A., University of Rochester; M.B.A., William E. Simon Graduate School of Business Administration, also at the University of Rochester.”
Effective June 1, 2023, please replace the information for Michael Jura with the following:
“Michael Jura
Michael Jura, Portfolio Manager, has been the Fund’s portfolio manager since December of 2020.
Mr. Jura is jointly responsible for the investment strategy, asset allocation and equity security selection of the Fund. He has been with the Adviser or an affiliate since 2012; has worked in investment management since 2012; and has managed investment portfolios since 2020. Education: B.S., Carnegie Mellon University; M.B.A., Tepper School of Business, Carnegie Mellon University.”
May 30, 2023

Federated Hermes Capital Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-756
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455993 (5/23)
© 2023 Federated Hermes, Inc.

Federated Hermes Capital Income Fund
A Portfolio of Federated Hermes Income Securities Trust
CLASS A SHARES (TICKER CAPAX)
CLASS C SHARES (TICKER CAPCX)
CLASS F SHARES (TICKER CAPFX)
CLASS R SHARES (TICKER CAPRX)
INSTITUTIONAL SHARES (TICKER CAPSX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2023
Effective June 1, 2023, Linda Bakshian no longer serves as a portfolio manager of the Fund. Accordingly, please remove all references to Ms. Bakhshian. In addition, effective June 1, 2023, Steven A. Chiavarone and Stephen Gutch will serve as senior portfolio managers of the Fund. The remaining members of the portfolio management team will continue to manage the Fund.
Under the heading entitled “Who Manages and Provides Services to the Fund?,” please make the following changes:
Effective June 1, 2023, please remove all references to Ms. Bakhshian.
Please add the following information:
“The following information is provided as of March 31, 2023.
Steven A. Chiavarone, Portfolio Manager
Types of Accounts Managed by Steven Chiavarone	Total Number of Additional Accounts
Managed/Total Assets* Registered Investment Companies	1/$306.3 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	1/$46.1 million
*
 None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Steven A. Chiavarone is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP), gross and net production, and may also include a discretionary component and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is determined by analyzing performance in respect of the following factors: (a) rolling one, three and five calendar year pre-tax gross total returns; (b) average gross distribution yields for one, three and five calendar year periods. With respect to each factor, IPP is measured on a relative basis by comparing performance for a particular measurement period to a designated peer group of comparable accounts. IPP performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
As noted above, Mr. Chiavarone is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the Fund or other accounts for which Mr. Chiavarone is responsible when her compensation is calculated may be equal or can vary.
For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of three IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups. At the account level, the weighting assigned to the Fund is lesser than or equal to the weighting assigned to certain other accounts used to determine IPP (but can be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.
Any discretionary allocations may be determined by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
In addition, Mr. Chiavarone was awarded a grant of restricted Federated Hermes stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated Hermes’ senior management.

The following information is provided as of March 31, 2023.
Stephen K. Gutch, Portfolio Manager
Types of Accounts Managed by Stephen K. Gutch	Total Number of Additional Accounts
Managed/Total Assets* Registered Investment Companies	2/$938.6 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	23/$153.8 million
*
 None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Stephen K. Gutch is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is determined by analyzing performance in respect of the following factors: (a) rolling one, three and five calendar year pre-tax gross total returns; (b) average gross distribution yields for one, three and five calendar year periods. With respect to each factor, IPP is measured on a relative basis by comparing performance for a particular measurement period to a designated peer group of comparable accounts. IPP performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
As noted above, Mr. Gutch is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the Fund or other accounts for which Mr. Gutch is responsible when his compensation is calculated may be equal or can vary.
For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of four IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups. At the account level, the weighting assigned to the Fund is lesser than or equal to the weighting assigned to other accounts used to determine IPP (but can be adjusted periodically) A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.
Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
In addition, Mr. Gutch was awarded a grant of restricted Federated Hermes stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated Hermes’ senior management.”
May 30, 2023

Federated Hermes Capital Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455994 (5/23)
© 2023 Federated Hermes, Inc.

Federated Hermes Muni and Stock Advantage Fund
A Portfolio of Federated Hermes Income Securities Trust
CLASS A SHARES (TICKER FMUAX)
CLASS C SHARES (TICKER FMUCX)
CLASS F SHARES (TICKER FMUFX)
INSTITUTIONAL SHARES (TICKER FMUIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED DECEMBER 31, 2022
Effective June 1, 2023, Linda Bakhshian no longer serves as a portfolio manager of the Fund. Accordingly, please remove all references to Ms. Bakhshian. In addition, effective June 1, 2023, Steve A. Chiavarone and Stephen Gutch will serve as senior portfolio managers of the Fund. The remaining members of the portfolio management team will continue to manage the Fund.
Under the section entitled “FUND SUMMARY INFORMATION” in the sub-section entitled “FUND MANAGEMENT,” please add the following information:
“Steven A. Chiavarone, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2023.
Stephen K. Gutch, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2023.”
May 30, 2023

Federated Hermes Muni and Stock Advantage Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455991 (5/23)
© 2023 Federated Hermes, Inc.

Federated Hermes Muni and Stock Advantage Fund
A Portfolio of Federated Hermes Income Securities Trust
CLASS A SHARES (TICKER FMUAX)
CLASS C SHARES (TICKER FMUCX)
CLASS F SHARES (TICKER FMUFX)
INSTITUTIONAL SHARES (TICKER FMUIX)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 2022
Effective June 1, 2023, Linda Bakshian no longer serves as a portfolio manager of the Fund. Accordingly, please remove all references to Ms. Bakhshian. In addition, effective June 1, 2023, Steven A. Chiavarone and Stephen Gutch will serve as senior portfolio managers of the Fund. The remaining members of the portfolio management team will continue to manage the Fund.
1. Under the section entitled “FUND SUMMARY INFORMATION” in the sub-section entitled “FUND MANAGEMENT,” please add the following information:
“Steven A. Chiavarone, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2023.
Stephen K. Gutch, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2023.”
2. In the section entitled “PORTFOLIO MANAGEMENT INFORMATION,” please make the following changes.
Effective on June 1, 2023, please remove all references to Ms. Bakhshian.
Accordingly, please also delete the first introductory sentence and replace it with the following:
“Steven A. Chiavarone, Stephen K. Gutch and Michael Jura are the portfolio managers responsible for managing the Fund’s equity portfolio.”
Effective June 1, 2023, please add the following information for Steven A Chiavarone and Stephen K. Gutch:
“Steven A. Chiavarone
Steven A. Chiavarone, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2023.
Mr. Chiavarone is jointly responsible for the investment strategy, asset allocation and equity security selection of the Fund. He has been with the Adviser or an affiliate since 2007; has worked in investment management since 2006; and has managed investment portfolios since 2013. Education: B.A., Drew University.
Stephen K. Gutch
Stephen K. Gutch, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2023.
Mr. Gutch is jointly responsible for the investment strategy, asset allocation and equity security selection of the Fund. He has been with the Adviser or an affiliate since 2008; has worked in investment management since 1995; and has managed investment portfolios since 2006. Education: B.A., University of Rochester; M.B.A., William E. Simon Graduate School of Business Administration, also at the University of Rochester.”
Effective June 1, 2023, please replace the information for Michael Jura with the following:
“Michael Jura
Michael Jura, Portfolio Manager, has been the Fund’s portfolio manager since December of 2020.
Mr. Jura is jointly responsible for the investment strategy, asset allocation and equity security selection of the Fund. He has been with the Adviser or an affiliate since 2012; has worked in investment management since 2012; and has managed investment portfolios since 2020. Education: B.S., Carnegie Mellon University; M.B.A., Tepper School of Business, Carnegie Mellon University.”
May 30, 2023

Federated Hermes Muni and Stock Advantage Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455990 (5/23)
© 2023 Federated Hermes, Inc.

Federated Hermes Muni and Stock Advantage Fund
A Portfolio of Federated Hermes Income Securities Trust
CLASS A SHARES (TICKER FMUAX)
CLASS C SHARES (TICKER FMUCX)
CLASS F SHARES (TICKER FMUFX)
INSTITUTIONAL SHARES (TICKER FMUIX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2022
Effective June 1, 2023, Linda Bakshian no longer serves as a portfolio manager of the Fund. Accordingly, please remove all references to Ms. Bakhshian. In addition, effective June 1, 2023, Steven A. Chiavarone and Stephen Gutch will serve as senior portfolio managers of the Fund. The remaining members of the portfolio management team will continue to manage the Fund.
Under the heading entitled “Who Manages and Provides Services to the Fund?,” please make the following changes.
Effective June 1, 2023, please remove all references to Ms. Bakhshian.
Please add the following information:
“The following information is provided as of March 31, 2023.
Steven A. Chiavarone, Portfolio Manager
Types of Accounts Managed by Steven Chiavarone	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	1/$306.3 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	1/$46.1 million
*
 None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Steven A. Chiavarone is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP), gross and net production, and may also include a discretionary component and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
Mr. Chiavarone manages only the equity portion of the Fund’s portfolio. IPP for the equity portion is measured on a rolling one, three and five calendar year taxable equivalent gross total return and taxable equivalent gross distribution yield average versus the Fund’s designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
As noted above, Mr. Chiavarone is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the Fund or other accounts for which Mr. Chiavarone is responsible when her compensation is calculated may be equal or can vary.
For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of three IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups. At the account level, the weighting assigned to the Fund is lesser than or equal to the weighting assigned to certain other accounts used to determine IPP (but can be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.
Any discretionary allocations may be determined by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
In addition, Mr. Chiavarone was awarded a grant of restricted Federated Hermes stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated Hermes’ senior management.

The following information is provided as of March 31, 2023.
Stephen K. Gutch, Portfolio Manager
Types of Accounts Managed by Stephen K. Gutch	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	2/$938.7 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	23/$153.8 million
*
 None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Stephen K. Gutch is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
Mr. Gutch manages only the equity portion of the Fund’s portfolio. IPP for the equity portion is measured on a rolling one, three and five calendar year taxable equivalent gross total return and taxable equivalent gross distribution yield average versus the Fund’s designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
As noted above, Mr. Gutch is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the Fund or other accounts for which Mr. Gutch is responsible when his compensation is calculated may be equal or can vary.
For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of four IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups. At the account level, the weighting assigned to the Fund is lesser than or equal to the weighting assigned to other accounts used to determine IPP (but can be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.
Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
In addition, Mr. Gutch was awarded a grant of restricted Federated Hermes stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated Hermes’ senior management.”
May 30, 2023

Federated Hermes Muni and Stock Advantage Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455992 (5/23)
© 2023 Federated Hermes, Inc.